Brown Advisory Maryland Bond Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Municipal Bonds - 96.7%
General Obligation Bonds - 20.5%
1,650,000	Baltimore County Maryland	5.00%	08/01/2028	1,892,488
6,000,000	Baltimore County Maryland	5.00%	03/01/2032	7,721,872
5,000,000	Baltimore County Maryland	4.00%	03/01/2036	5,954,810
1,080,000	Baltimore, Maryland	5.00%	10/15/2032	1,338,359
2,400,000	Maryland State	5.00%	08/01/2024	2,770,948
1,400,000	Maryland State	5.00%	08/01/2031	1,781,582
5,000,000	Montgomery County Maryland	5.00%	11/01/2023	5,613,027
3,370,000	Montgomery County Maryland	3.00%	10/01/2034	3,703,749
1,000,000	Prince George's County Maryland	5.00%	07/15/2029	1,284,540
5,000,000	Prince George's County Maryland	4.00%	07/15/2037	5,877,725
				37,939,100
Revenue Bonds - 76.2%
975,000	Austin, Texas	7.88%	09/01/2026	985,472
1,000,000	Baltimore, Maryland	5.00%	07/01/2028	1,222,528
1,320,000	Baltimore, Maryland	5.00%	07/01/2028	1,613,737
520,000	Baltimore, Maryland	5.00%	06/15/2030	576,766
225,000	Baltimore, Maryland^	3.25%	06/01/2031	232,681
1,000,000	Baltimore, Maryland	5.00%	07/01/2032	1,129,568
670,000	Baltimore, Maryland	5.00%	06/15/2033	738,480
1,000,000	Baltimore, Maryland	4.00%	07/01/2034	1,200,015
1,600,000	Baltimore, Maryland	5.00%	07/01/2035	1,911,209
1,260,000	Baltimore, Maryland^	3.50%	06/01/2039	1,284,682
1,750,000	California Municipal Finance Authority^	5.00%	11/01/2039	1,927,443
1,550,000	Franklin County Ohio	5.00%	11/15/2034	1,704,930
1,000,000	Frederick County Maryland^	5.00%	09/01/2027	1,103,657
2,000,000	Frederick County Maryland	5.00%	07/01/2029	2,517,626
5,050,000	Frederick County Maryland^	5.00%	09/01/2032	5,637,603
1,110,000	Frederick County Maryland^	5.00%	09/01/2037	1,225,535
1,410,000	Frederick County Maryland	3.75%	07/01/2039	1,461,581
1,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2028	1,114,251
2,000,000	Gaithersburg, City of Maryland	5.00%	01/01/2033	2,208,500
2,000,000	Lancaster County Pennsylvania Hospital Authority	5.00%	07/01/2035	2,167,136
1,245,000	Maryland Community Development Administration	5.00%	09/01/2030	1,580,107
1,030,000	Maryland Community Development Administration	5.00%	09/01/2031	1,297,962
1,000,000	Maryland Community Development Administration	3.25%	03/01/2036	1,054,955
1,140,000	Maryland Community Development Administration Local Government Infrastructure	4.00%	06/01/2035	1,366,691
5,000,000	Maryland Economic Development Corp.	5.00%	06/01/2026	5,036,441
850,000	Maryland Economic Development Corp.	5.00%	07/01/2031	923,864
1,000,000	Maryland Economic Development Corp.#	0.08%	02/15/2043	1,000,000
4,500,000	Maryland Economic Development Corp.	4.50%	07/01/2044	4,780,022
630,000	Maryland Stadium Authority#	0.04%	03/01/2026	630,000
3,000,000	Maryland Stadium Authority	5.00%	05/01/2030	3,525,646
1,055,000	Maryland State Department of Transportation	4.00%	05/15/2022	1,100,437
1,715,000	Maryland State Department of Transportation	5.00%	10/01/2027	2,110,256
485,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2023	490,144
500,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2023	554,985
500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2024	526,170
1,000,000	Maryland State Health & Higher Educational Facilities	6.00%	07/01/2025	1,012,122
1,060,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,123,606
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,750,396
1,450,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2025	1,652,977
2,500,000	Maryland State Health & Higher Educational Facilities	5.25%	07/01/2026	2,886,275
420,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2026	495,286
1,605,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2028	1,845,705
3,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2029	4,299,491
100,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2030	109,437
1,130,000	Maryland State Health & Higher Educational Facilities	6.25%	07/01/2031	1,144,154
300,000	Maryland State Health & Higher Educational Facilities	4.00%	10/01/2031	327,620
1,070,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2032	1,230,470
250,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2033	284,114
1,250,000	Maryland State Health & Higher Educational Facilities	5.00%	08/15/2033	1,435,890
1,955,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2034	2,265,453
1,000,000	Maryland State Health & Higher Educational Facilities#	0.05%	04/01/2035	1,000,000
1,300,000	Maryland State Health & Higher Educational Facilities#	0.05%	04/01/2035	1,300,000
200,000	Maryland State Health & Higher Educational Facilities	4.50%	07/01/2035	200,080
430,000	Maryland State Health & Higher Educational Facilities	5.00%	06/01/2036	486,173
1,200,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2037	1,411,059
1,500,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2038	1,704,130
1,310,000	Maryland State Health & Higher Educational Facilities	5.00%	07/01/2043	1,477,406
4,000,000	Maryland State Health & Higher Educational Facilities#	5.00%	07/01/2045	4,869,057
4,255,000	Maryland State Transportation Authority	5.00%	03/01/2022	4,440,081
1,000,000	Maryland State Transportation Authority	5.00%	06/01/2022	1,053,813
2,500,000	Maryland State Transportation Authority	5.00%	07/01/2023	2,769,401
850,000	Maryland State Transportation Authority	5.00%	07/01/2024	978,461
3,000,000	Maryland State Transportation Authority	5.00%	07/01/2025	3,568,876
1,510,000	Maryland State Transportation Authority	5.00%	07/01/2025	1,796,706
4,420,000	Maryland State Transportation Authority	5.00%	07/01/2028	5,516,950
4,330,000	Maryland State Transportation Authority	4.00%	06/01/2035	4,953,834
1,500,000	Metropolitan Washington DC Airports Authority	5.00%	10/01/2039	1,856,182
1,185,000	New Hope Texas Cultural Education Facilities Finance Corp.	5.75%	07/01/2051	889,019
2,000,000	Newport News Virginia Economic Development Authority	5.00%	12/01/2031	2,261,601
2,000,000	North Carolina Medical Care Commission	5.00%	10/01/2031	2,156,514
1,000,000	St Mary's College of Maryland	4.00%	09/01/2024	1,115,112
4,335,000	University System of Maryland	5.00%	04/01/2022	4,544,898
3,280,000	Washington State Housing Finance Commission^	4.00%	01/01/2026	3,464,770
2,700,000	Washington Suburban Sanitary Commission	4.00%	06/01/2032	3,283,246
3,500,000	Washington Suburban Sanitary Commission	4.00%	06/01/2042	3,835,588
				140,737,033
Total Municipal Bonds (Cost $171,986,641)				178,676,133

Shares
Short-Term Investments - 4.1%
Money Market Funds - 4.1%
7,663,379	First American Government Obligations Fund - Class Z, 0.03%*			7,663,379
Total Short-Term Investments (Cost $7,663,379)				7,663,379
Total Investments - 100.8% (Cost $179,650,020)				186,339,512
Liabilities in Excess of Other Assets - (0.8)%				(1,478,166)
NET ASSETS - 100.0%				$184,861,346

^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Variable rate security. Rate disclosed is as of the date of this report.
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's short-term investments were categorized as Level 1, while the Fund's investments in municipal bonds were categorized as Level 2.